Note 10 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Derivatives	$ 4,641,356	$ 456,133
Interest rate swap contract, long-term portion	57,327	393,899
Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Derivatives	376,685	322,123
Interest rate swap contract, long-term portion	57,327	393,899
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives	0	0
Interest rate swap contract, long-term portion	0	0
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives	376,685	322,123
Interest rate swap contract, long-term portion	57,327	393,899
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives	0	0
Interest rate swap contract, long-term portion	0	0
Fair Value, Recurring [Member] | Freight Forward Agreements [Member]
Derivatives	4,264,671	134,010
Fair Value, Recurring [Member] | Freight Forward Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives	4,264,671	134,010
Fair Value, Recurring [Member] | Freight Forward Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives
Fair Value, Recurring [Member] | Freight Forward Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives